Exceptional items	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Exceptional items
8. Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company’s financial information.
The exceptional items included in the income statement were as follows:

For the year ended 31 December Million US dollar	2025	2024¹	2023¹
.
Restructuring	(116)	(156)	(142)
Business and asset disposals (including impairment losses)	(274)	181	(397)
Claims and legal costs	(53)	-	(85)
Acquisition-related costs (business combinations)	(5)	-	-
Impact on profit from operations	(449)	25	(624)
.
Exceptional net finance income/(expense)	(185)	(995)	(69)
Exceptional share of results of associates	9	104	(35)
Exceptional taxes	156	(205)	84
Exceptional non-controlling interest	(30)	9	30
Net impact on profit	(499)	(1 062)	(614)
Restructuring charges
for the year ended 31 December 2025 amounted to (116)m US dollar (31 December 2024: (156)m US dollar; 31 December 2023: (142)m US dollar). These charges primarily relate to organizational alignments as a result of operational improvements across our supply chain and our commercial and support functions. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time expenses provide the company with a lower cost base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to
efficiency, service and quality.
Business and asset disposals (including impairment losses)
amounted to (274)m US dollar net loss for the year ended 31 December 2025, mainly comprising of a loss of (214)m US dollar related to the planned sale of the Newark brewery and the closure of two other breweries in the United States and (60)m US dollar net loss related to the disposal of assets held for sale in Barbados and other Caribbean islands and the sale and impairment of non-core assets. Business and asset disposals (including impairment losses) amounted to 181m US dollar income for the year ended 31 December 2024 mainly comprising of a gain of 437m US dollar recognized upon the sale of our share in associate Ghost Beverages LLC, partially offset by impairment losses of intangible assets and other non-core assets sold in the period
. See also Note 16
Investments in associates.
Business and assets disposals (including impairment losses) amounted to (397)m US dollar for the year ended 31 December 2023, mainly comprising of a loss of (300)m US dollar the company recognized upon disposal of a portfolio of eight beer and beverage brands and associated assets in the US to Tilray Brands, Inc.
Claims and legal costs
amounted to (53)m US dollar for the year ended 31 December 2025. Oriental Brewery Co., Ltd. (“OB”), a subsidiary in South Korea, reported a (66)m US dollar exceptional expense relating to
a customs audit claim in the 2023 Financial Statements. During the year ended 31 December 2025, OB recorded (49)m US dollar exceptional expenses related to these customs audit claims for remaining audit periods. During the year ended 31 December 2023, the company also
recorded legal costs of (19)m US dollar related to the successful outcome of a series of lawsuits regarding Ambev warrants. See also Note 29
Contingencies
.
Exceptional net finance expense
amounted to (185)m US dollar for the year ended 31 December 2025 (31 December 2024: net finance expense of (995)m US dollar; 31 December 2023: net finance expense of (69)m US dollar ) – see Note 11
Finance expense and income
.
Exceptional share of results of associates
amounted to 9m US dollar related to the company’s associate Anadolu Efes for the year ended 31 December 2025 (31 December 2024: 104m US dollar from Anadolu Efes’ adoption of IAS 29 hyperinflation accounting on their 2023 results; 31 December 2023: (35)m US dollar) – see Note 13
Investments in associates
.
All the amounts referenced above are before income taxes.
Exceptional taxes
amounted to 156m US dollar (decrease of income taxes) for the year ended 31 December 2025, and mainly included 66m US dollar exceptional tax income resulting from the renegotiation of the terms of the 2017 Brazilian Federal Tax Regularization Program and the income tax on exceptional items. Exceptional taxes amounted to (205)m US dollar (increase of income taxes) for the year ended 31 December 2024 and mainly included the net impact of (240)m US dollar exceptional tax expense (
4.5
billion South African rand) following the resolution of South African tax matters (see Note 29
Contingencies)
, the income tax on exceptional items and the release of tax provisions. Exceptional taxes amounted to 84m US dollar (decrease of income taxes)
for
the year ended 31 December 2023. See also Note 12
Income taxes
.
Non-controlling interest
on the exceptional items amounted to (30)m US dollar for the year ended 31 December 2025 (31 December 2024: 9m US dollar; 31 December 2023: 30m US dollar).

1
Amended to conform to the 2025 presentation.